COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
Year

2017	$2,364
2018	2,067
2019	96

$4,527

Schedule of Future Minimum Concession Fee Payments
Year

2017	$29,621
2018	22,426
2019	19,061
2020	17,193
2021	864
thereafter	6,049

$95,214